Business Combination (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of Elements of Net Proceeds From Business Combination Transaction

The following table summarizes the elements of the net proceeds from the Business Combination Transaction as of December 31, 2020:

(In thousands)	Recapitalization
Cash - ARYA Trust and cash (net of redemptions)	$147,122
Cash - PIPE Financing (including proceeds from Bain Investor July Additional Financing Shares)	320,000
Less: Underwriting fees and other offering costs paid prior to year end	(24,505)

Proceeds from Business Combination Transaction, net of offering costs paid per the Cash Flows from Financing Activities	$442,617
Less: Other offering costs included in accounts payable and other current liabilities	(140)
Less: Acceleration of Cerevel management fees paid to Bain Investor included in G&A expense	(2,984)

Net proceeds from the Business Combination Transaction	$439,493

Schedule of Number of Shares of Common Stock Outstanding Immediately Following Consummation of Business Combination Transaction

The following table summarizes the number of shares of common stock outstanding immediately following the consummation of the Business Combination Transaction:

Number of Shares
ARYA shares outstanding prior to the Business Combination Transaction	19,186,500
Less: redemption of ARYA shares prior to the Business Combination Transaction	(245,050)

Common stock of ARYA	18,941,450
Shares issued pursuant to the PIPE Financing (including Bain Investor July 2020 Additional Financing Shares)	32,000,000

Business Combination and PIPE Financing shares	50,941,450
Conversion of Old Cerevel Series A-1 preferred shares for common stock	31,701,214
Conversion of Old Cerevel Series A common stock for common stock	18,260,729
Conversion of Old Cerevel Series A-2 preferred shares for common stock	10,940,449
Issuance of additional common stock related to anti-dilution protections of Old Cerevel Series A-2 preferred shares	15,208,762
Conversion of Old Cerevel common stock under the equity incentive plans for common stock	71,350

Total shares of New Cerevel common stock outstanding immediately following the Business Combination Transaction	127,123,954